Average Annual Total Returns - FidelityExtendedMarketInternationalandTotalMarketIndexFunds-ComboPRO - FidelityExtendedMarketInternationalandTotalMarketIndexFunds-ComboPRO - Fidelity Total Market Index Fund
Apr. 29, 2025
Fidelity Total Market Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	23.88%
Past 5 years	13.80%
Past 10 years	12.50%
Fidelity Total Market Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	23.52%
Past 5 years	13.41%
Past 10 years	11.99%
Fidelity Total Market Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	14.37%
Past 5 years	11.00%
Past 10 years	10.26%
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Average Annual Return:
Past 1 year	23.88%
Past 5 years	13.78%
Past 10 years	12.48%